Property and Equipment - Pay TV Satellites (Details) $ in Millions		1 Months Ended
	May 14, 2019 USD ($)	May 14, 2019 USD ($)
Property and Equipment
Satellite transaction cost basis	$ 320	$ 320
Net carrying value of licenses	26	26
Capital transaction	267	267
EchoStar XVIII
Property and Equipment
Satelite in orbit incentive obligation	$ 18	$ 18